Subsidiary Guarantor Information (Tables)	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Summary of Principal Amount Outstanding of Registered Debt Securities
The following table sets forth, as of June 30, 2021, the principal amount outstanding of the registered debt securities originally issued by the Master Trust. As noted above, Petróleos Mexicanos has assumed, as primary obligor, all of the obligations of the Master Trust under these debt securities. The obligations of Petróleos Mexicanos are guaranteed by the Subsidiary Guarantors:
Table 1: Registered Debt Securities originally issued by the Master Trust and Assumed by Petróleos Mexicanos

Security	Primary obligor	Guarantors	Principal amount outstanding (U.S. $)

6.625% Guaranteed Bonds due 2035	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	2,749,000

6.625% Guaranteed Bonds due 2038	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	491,175

8.625% Bonds due 2022	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	89,609

8.625% Guaranteed Bonds due 2023	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	63,705

9.50% Guaranteed Bonds due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	219,217
The following table sets forth, as of June 30, 2021, the principal amount outstanding of the registered debt securities issued by Petróleos Mexicanos, and guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics.

Table 2: Registered Debt Securities originally issued by Petróleos Mexicanos

Security	Issuer	Guarantors	Principal amount outstanding (U.S. $)

Floating Rate Notes due 2022	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	500,448

9.50% Global Guaranteed Bonds due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	102,149

3.500% Notes due 2023	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,143,938

4.875% Notes due 2024	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,031,954

6.625% Notes due 2035	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	2,749,000

6.500% Bonds due 2041	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,560,521

Security	Issuer	Guarantors	Principal amount outstanding (U.S. $)

4.875% Notes due 2022	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	639,371

5.375% Notes due 2022	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	447,340

5.50% Bonds due 2044	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	793,638

6.375% Bonds due 2045	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,560,461

5.625% Bonds due 2046	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	947,279

4.500% Notes due 2026	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,386,032

4.250% Notes due 2025	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	790,153

6.875% Notes due 2026	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	2,970,334

4.625% Notes due 2023	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	895,444

6.750% Bonds due 2047	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	5,997,558

Security	Issuer	Guarantors	Principal amount outstanding (U.S. $)

5.350% Notes due 2028	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	2,482,468

6.350% Bonds due 2048	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	2,882,540

6.500% Notes due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	5,478,577

5.950% Notes due 2031	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	3,777,381

6.490% Notes due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	2,341,377

6.840% Notes due 2030	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	4,387,135

6.950% Bonds due 2060	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	3,796,812

7.690% Bonds due 2050	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	8,047,831

6.500% Notes due 2029	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,986,963

Supplemental Statement of Financial Position
UNAUDITED SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
UNAUDITED STATEMENT OF FINANCIAL POSITION
As of June 30, 2021

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Assets
Current assets
Cash and cash equivalents	Ps.	15,086,771	Ps.	6,892,997	Ps.	19,556,201	Ps.	—	Ps.	41,535,969
Trade and other accounts receivable, derivative financial instruments and other current assets		36,859,198		165,218,269		84,424,267		—		286,501,734
Accounts receivable—inter-company		952,064,764		1,070,252,664		134,804,673		(2,157,122,101)		—
Inventories		970,258		52,132,730		30,039,002		—		83,141,990

Total current assets		1,004,980,991		1,294,496,660		268,824,143		(2,157,122,101)		411,179,693
Long-term receivables—intercompany		1,736,131,257		—		726,859		(1,736,858,116)		—
Investments in joint ventures and associates		(1,166,598,920)		99,149,864		73,380,993		1,002,685,475		8,617,412
Wells, pipelines, properties, plant and equipment-net		8,078,854		1,216,736,628		78,635,251		—		1,303,450,733
Long-term notes receivables		(84)		858,732		—		—		858,648
Right of use		849,593		54,848,216		1,273,121		—		56,970,930
Deferred taxes		49,887,093		31,863,657		3,377,281		—		85,128,031
Intangible assets		139,321		21,777,274		1,087,179		—		23,003,774
Long-term portion of Government Bonds		110,783,999		—		—		—		110,783,999
Other assets		—		941,913		36,084,845		—		37,026,758

Total assets		1,744,252,104		2,720,672,944		463,389,672		(2,891,294,742)		2,037,019,978

Liabilities
Current liabilities
Current portion of long-term debt		453,506,671		2,623,808		46,924,431		—		503,054,910
Accounts payable—inter-company		1,299,462,555		763,863,075		91,718,383		(2,155,044,013)		—
Other current liabilities		16,798,227		295,764,819		56,960,490		—		369,523,536

Total current liabilities		1,769,767,453		1,062,251,702		195,603,304		(2,155,044,013)		872,578,446
Long-term debt		1,737,685,333		26,098,811		13,064,349		—		1,776,848,493
Long-term payables—inter-company		—		1,736,935,797		2,000,407		(1,738,936,204)		—
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes		310,320,676		1,140,314,227		10,218,093		—		1,460,852,996

Total liabilities		3,817,773,462		3,965,600,537		220,886,153		(3,893,980,217)		4,110,279,935

Equity (deficit), net		(2,073,521,358)		(1,244,927,593)		242,503,519		1,002,685,475		(2,073,259,957)

Total liabilities and equity	Ps.	1,744,252,104	Ps.	2,720,672,944	Ps.	463,389,672	Ps.	(2,891,294,742)	Ps.	2,037,019,978

UNAUDITED SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
UNAUDITED STATEMENT OF FINANCIAL POSITION
As of December 31, 2020

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Assets
Current assets
Cash and cash equivalents	Ps.	9,394,220	Ps.	4,970,074	Ps.	25,625,487	Ps.	—	Ps.	39,989,781
Trade and other accounts receivable, derivative financial instruments and other current assets		46,962,377		139,800,991		50,500,929		—		237,264,297
Accounts receivable—inter-company		800,429,251		1,061,537,492		131,931,674		(1,993,898,417)		—
Inventories		889,543		41,946,007		9,770,111		—		52,605,661

Total current assets		857,675,391		1,248,254,564		217,828,201		(1,993,898,417)		329,859,739
Long-term receivables—intercompany		1,824,398,719		—		988,069		(1,825,386,788)		—
Investments in joint ventures and associates		(1,358,455,811)		45,295,025		75,662,389		1,249,513,526		12,015,129
Wells, pipelines, properties, plant and equipment-net		8,548,022		1,209,708,979		57,872,520		—		1,276,129,521
Long-term notes receivables		1,999		884,828		—		—		886,827
Right of use		759,133		56,949,499		1,486,625		—		59,195,257
Deferred taxes		59,277,027		45,431,025		3,821,147		—		108,529,199
Intangible assets		25,650		21,639,537		1,110,597		—		22,775,784
Mexican Government Bonds		111,512,962		—		—		—		111,512,962
Other assets		—		780,426		6,803,084		—		7,583,510

Total assets		1,503,743,092		2,628,943,883		365,572,632		(2,569,771,679)		1,928,487,928

Liabilities
Current liabilities
Current portion of long-term debt		334,770,935		6,642,039		49,684,293		—		391,097,267
Accounts payable—inter-company		1,360,720,755		552,292,445		78,413,852		(1,991,427,052)		—
Other current liabilities		18,629,284		325,647,266		37,036,254		—		381,312,804

Total current liabilities		1,714,120,974		884,581,750		165,134,399		(1,991,427,052)		772,410,071
Long-term debt		1,825,964,253		27,513,661		14,152,136		—		1,867,630,050
Long-term payables—inter-company		—		1,825,630,931		2,227,221		(1,827,858,152)		—
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes		368,754,587		1,315,022,188		9,398,062		—		1,693,174,837

Total liabilities		3,908,839,814		4,052,748,530		190,911,818		(3,819,285,204)		4,333,214,958

Equity (deficit), net		(2,405,096,722)		(1,423,804,647)		174,660,814		1,249,513,525		(2,404,727,030)

Total liabilities and equity	Ps.	1,503,743,092	Ps.	2,628,943,883	Ps.	365,572,632	Ps.	(2,569,771,679)	Ps.	1,928,487,928

Supplemental Statement of Comprehensive Income
UNAUDITED SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
UNAUDITED STATEMENT OF COMPREHENSIVE INCOME
For the
six-month
period ended June 30, 2021

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Net sales	Ps.	—	Ps.	800,966,965	Ps.	321,001,515	Ps.	(459,043,335)	Ps.	662,925,145
Services income		32,644,460		43,988,258		3,960,253		(78,529,244)		2,063,727

Total sales revenues		32,644,460		844,955,223		324,961,768		(537,572,579)		664,988,872
Reversal of impairment of wells, pipelines, properties, plant and equipment		—		32,192,460		—		—		32,192,460
Cost of sales		525,033		656,087,010		313,505,643		(506,278,966)		463,838,720

Gross income		32,119,427		221,060,673		11,456,125		(31,293,613)		233,342,612
Total general expenses		35,124,862		66,703,145		3,589,975		(31,253,875)		74,164,107
Other revenues (expenses), net		172,365		3,125,491		1,184,549		45,192		4,527,597

Operating income		(2,833,070)		157,483,019		9,050,699		5,454		163,706,102

Financing cost, net		(29,571,084)		(39,488,898)		(2,234,477)		(5,455)		(71,299,914)
Foreign exchange income, net		654,054		22,795,098		146,801		—		23,595,953
Profit (loss) sharing in joint ventures and associates		7,786,262		(212,042)		(3,403,082)		(7,379,422)		(3,208,284)

(Loss) income before taxes, duties and other		(23,963,838)		140,577,177		3,559,941		(7,379,423)		112,793,857
Total taxes, duties and other		(1,078,490)		136,188,975		676,736		—		135,787,221

Net (loss) income for the period		(22,885,348)		4,388,202		2,883,205		(7,379,423)		(22,993,364)
Total other comprehensive result		55,370,722		187,364,075		(1,448,360)		—		241,286,437

Total comprehensive result for the period		32,485,374		191,752,277		1,434,845		(7,379,423)		218,293,073

UNAUDITED SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
UNAUDITED STATEMENT OF COMPREHENSIVE INCOME
For the
six-month
period ended June 30, 2020

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Net sales	Ps.	—	Ps.	533,407,648	Ps.	227,599,887	Ps.	(297,624,586)	Ps.	463,382,949
Services income		50,315,491		47,379,283		5,090,526		(100,365,074)		2,420,226

Total sales revenues		50,315,491		580,786,931		232,690,413		(397,989,660)		465,803,175
Reversal of impairment of wells, pipelines, properties, plant and equipment		—		7,924,576		—		—		7,924,576
Cost of sales		551,331		513,616,989		228,454,819		(346,423,881)		396,199,258

Gross income		49,764,160		75,094,518		4,235,594		(51,565,779)		77,528,493
Total general expenses		37,377,566		92,033,201		3,387,125		(51,354,230)		81,443,662
Other revenues (expenses), net		(81,975)		1,090,519		3,318,868		203,397		4,530,809

Operating income		12,304,619		(15,848,164)		4,167,337		(8,152)		615,640

Financing cost, net		(21,987,078)		(77,701,844)		(2,929,173)		8,152		(102,609,943)
Foreign exchange income, net		(19,881,523)		(398,111,928)		(1,667,464)		—		(419,660,915)
Profit (loss) sharing in joint ventures and associates		(574,057,225)		(2,705,511)		(10,336,517)		586,288,629		(810,624)

(Loss) income before taxes, duties and other		(603,621,207)		(494,367,447)		(10,765,817)		586,288,629		(522,465,842)
Total taxes, duties and other		2,840,002		76,753,612		4,527,867		—		84,121,481

Net (loss) income for the period		(606,461,209)		(571,121,059)		(15,293,684)		586,288,629		(606,587,323)

Total other comprehensive result		(54,170)		—		25,625,604		—		25,571,434

Total comprehensive result for the period	Ps.	(606,515,379)	Ps.	(571,121,059)	Ps.	10,331,920	Ps.	586,288,629	Ps.	(581,015,889)

Supplemental Statement of Cash Flows
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF CASH FLOWS
For the
six-month
period ended June 30, 2021

		Petróleos	Subsidiary		Non-guarantor					PEMEX
		Mexicanos	guarantors		subsidiaries		Eliminations			consolidated
Operating activities:
Net (loss) income for the period	Ps.	(22,885,348)	Ps.	4,388,202	Ps.	2,883,205	Ps.	(7,379,423)	Ps.	(22,993,364)
Income tax and duties		(1,078,490)		136,188,975		676,736		—		135,787,221
Depreciation and amortization		471,945		66,721,551		1,004,371		—		68,197,867
Amortization of intangible assets		32,696		14,715		33,864		—		81,275
(Reversal of impairment) of wells, pipelines, properties, plant and equipment		—		(32,192,460)		—		—		(32,192,460)
Capitalized unsuccessful wells		—		6,476		—		—		6,476
Unsuccessful wells from intangible assets		—		4,663,242		—		—		4,663,242
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment		—		49,105		998,063		—		1,047,168
Impairment of rights of use		—		213,260		—		—		213,260
Depreciation of rights of use		336,354		2,375,342		542,467		—		3,254,163
Unrealized foreign exchange loss of reserve for well abandonment		—		1,620,504		—		—		1,620,504
Profit (loss) sharing in joint ventures and associates		(7,495,934)		(41,685)		3,582,218		7,163,685		3,208,284
Unrealized foreign exchange (income)		(21,622,701)		(1,235,258)		(1,059,035)		—		(23,916,994)
Interest expense		68,588,713		4,321,047		1,253,308		—		74,163,068
Interest income		(3,029,165)		(12,098,820)		(93,017)		—		(15,221,002)
Funds (used in) from operating activities:
Taxes		9,777,432		(108,153,727)		(1,996,844)		—		(100,373,139)
Accounts receivable, accounts payable, derivative financial instruments and accrued liabilities		8,997,111		(55,957,700)		(38,289,613)		—		(85,250,202)
Employee benefits		(3,102,914)		12,719,492		(1,177,642)		—		8,438,936
Inter-company charges and deductions		34,282,561		(75,335,676)		61,974,656		(20,921,541)		—

Cash flows from (used in) operating activities		63,272,260		(51,733,415)		30,332,737		(21,137,279)		20,734,303
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets		(149,157)		(58,095,378)		(16,596,538)		—		(74,841,073)
Other assets and other receivables		214,888		1,998,987		(29,355,311)		—		(27,141,436)
(Increase) decrease due to Inter-company investing		(96,093,496)		—		261,210		95,832,286		—

Cash flows (used in) investing activities		(96,027,765)		(56,096,391)		(45,690,639)		95,832,286		(101,982,509)
Financing activities:
Increase in equity due to Certificates of Contribution “A”		113,174,000		—		—		—		113,174,000
Interest received for long-term receivables from the Mexican Government		3,472,081		—		—		—		3,472,081
Lease payments of principal and interest		(220,085)		(4,382,291)		(588,674)		—		(5,191,050)
Loans obtained from financial institutions		235,597,947		14,697		510,844,611		—		746,457,255
Debt payments, principal only		(179,481,640)		(6,045,282)		(513,687,679)		—		(699,214,601)
Interest paid		(72,836,046)		(2,709,889)		(1,062,872)		—		(76,608,807)
Inter-company increase (decrease) financing		(61,258,201)		122,875,494		13,077,714		(74,695,007)		—

Cash flows provided by financing activities:		38,448,056		109,752,729		8,583,100		(74,695,007)		82,088,878
Net increase (decrease) in cash and cash equivalents		5,692,551		1,922,923		(6,774,802)		—		840,672
Effects of change in cash value		—		—		705,516		—		705,516
Cash and cash equivalents at the beginning of the year		9,394,220		4,970,074		25,625,487		—		39,989,781

Cash and cash equivalents at the end of the period		15,086,771		6,892,997		19,556,201		—		41,535,969

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF CASH FLOWS
For the
six-month
ended June 30, 2020

	Petróleos		Subsidiary		Non-guarantor				PEMEX
	Mexicanos		guarantors		subsidiaries		Eliminations		consolidated
Operating activities:
Net (loss) income for the period	Ps.	(606,461,209)	Ps.	(571,121,059)	Ps.	(15,293,684)	Ps.	586,288,629	Ps.	(606,587,323)
Income tax and duties		2,840,002		76,753,612		4,527,866		—		84,121,480
Depreciation and amortization		537,871		63,050,428		736,476		—		64,324,775
Amortization of intangible assets		122,057		43,171		25,516		—		190,744
(Reversal of impairment) of wells, pipelines, properties, plant and equipment		—		(7,924,576)		—		—		(7,924,576)
Capitalized unsuccesful wells		—		3,237,075		—		—		3,237,075
Unsuccesful wells from intangible assets		—		4,258,607		—		—		4,258,607
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment		93,961		1,444,556		505,319		—		2,043,836
Depreciation of rights of use		321,332		2,748,028		622,186		—		3,691,546
Unrealized foreign exchange loss of reserve for well abandonment		—		1,770,407		—		—		1,770,407
Gains on disposal of subsidiary companies		—		—		(833,180)		—		(833,180)
Profit (loss) sharing in joint ventures and associates		586,190,213		(12,654)		823,278		(586,190,213)		810,624
Unrealized foreign exchange loss		368,863,357		18,309,842		10,521,377		—		397,694,576
Interest expense		72,190,326		21,891,076		2,760,097		—		96,841,499
Interest income		(3,966,492)		—		—		—		(3,966,492)
Funds (used in) from operating activities:
Taxes		(344,841)		(92,741,623)		(4,933,342)		—		(98,019,806)
Accounts receivable, accounts payable, derivative financial instruments and accrued liabilities		13,444,386		(35,665,214)		11,821,703		—		(10,399,125)
Employee benefits		9,236,204		29,502,245		(5,440,306)		—		33,298,143
Inter-company charges and deductions		(129,797,486)		81,422,717		51,097,058		(2,722,289)		—

Cash flows from (used in) operating activities		313,269,681		(403,033,362)		56,940,364		(2,623,873)		(35,447,190)
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets		(100,682)		(54,144,400)		(8,467,531)		—		(62,712,613)
Other assets and other receivables		(68,529)		1,825,534		(1,510,037)		—		246,968
(Increase) decrease due to Inter-company investing		(435,742,972)		—		(437)		435,743,409		—

Cash flows (used in) investing activities		(435,912,183)		(52,318,866)		(9,978,005)		435,743,409		(62,465,645)
Financing activities:
Increase in equity due to Certificates of Contribution “A”		46,063,000		—		—		—		46,063,000
Interest received for long-term receivable from the
Mexican Government		4,983,670		—		—		—		4,983,670
Lease payments of principal and interest		(328,344)		(5,135,268)		(696,059)		—		(6,159,671)
Loans obtained from financial institutions		346,691,795		—		229,673,481		—		576,365,276
Debt payments, principal only		(235,172,486)		(2,761,886)		(256,921,531)		—		(494,855,903)
Interest paid		(62,253,347)		(2,911,906)		(2,713,931)		—		(67,879,184)
Inter-company increase (decrease) financing		7,369,142		466,203,386		(40,452,992)		(433,119,536)		—

Cash flows from (used in) financing activities:		107,353,430		455,394,326		(71,111,032)		(433,119,536)		58,517,188
Net increase (decrease) in cash and cash equivalents		(15,289,072)		42,098		(24,148,673)		—		(39,395,647)
Effects of change in cash value		—		—		16,035,097		—		16,035,097
Cash and cash equivalents at the beginning of the year		28,234,857		4,826,057		27,560,717		—		60,621,631

Cash and cash equivalents at the end of the period	Ps.	12,945,785	Ps.	4,868,155	Ps.	19,447,141	Ps.	—	Ps.	37,261,081